Deposits (Tables)	6 Months Ended
Apr. 30, 2023
Disclosure Of Deposits [Line Items]
Summary of Deposits

	Payable on demand
(Canadian $ in millions)	Interest bearing	Non-interest bearing	Payable after notice	Payable on a fixed date (2)(3)	April 30, 2023	October 31, 2022
Deposits by:
Banks (1)	4,679	1,705	1,710	24,696	32,790	30,901
Business and government	52,614	66,851	156,344	266,124	541,933	495,831
Individuals	14,832	42,276	132,352	111,260	300,720	242,746
Total (4)	72,125	110,832	290,406	402,080	875,443	769,478
Booked in:
Canada	48,557	72,516	124,453	287,000	532,526	515,290
United States	23,384	38,229	163,610	73,597	298,820	217,720
Other countries	184	87	2,343	41,483	44,097	36,468
Total	72,125	110,832	290,406	402,080	875,443	769,478

(1)	Includes regulated and central banks.
(2)
Includes $58,557 million of senior unsecured debt as at April 30, 2023 subject to the Bank Recapitalization
(Bail-In)
regime ($51,746 million as at October 31, 2022). The
Bail-In
regime provides certain statutory powers to the Canada Deposit Insurance Corporation, including the ability to convert specified eligible shares and liabilities into common shares if the bank becomes non-viable.

(3)
Deposits totalling $29,326 million as at April 30, 2023 ($29,966 million as at October 31, 2022) can be early redeemed, either fully or partially, by customers without penalty. These are classified as payable on a fixed date, based on their remaining contractual maturities.

(4)
Includes $471,848 million of deposits denominated in U.S. dollars as at April 30, 2023 ($384,080 million as at October 31, 2022), and $56,833 million of deposits denominated in other foreign currencies ($46,830 million as at October 31, 2022).

Summary of Deposits Payable On a Fixed Date
The following table presents deposits payable on a fixed date and greater than one hundred thousand dollars:

(Canadian $ in millions)	Canada	United States	Other	Total
As at April 30, 2023	249,483	66,242	41,494	357,219
As at October 31, 2022	230,475	50,542	34,241	315,258

Summary of Maturity Schedule for Deposits Greater Than One Hundred Thousand Dollars Booked In Canada
The following table presents the maturity schedule for deposits payable on a fixed date greater than one hundred thousand dollars, which are booked in Canada:

(Canadian $ in millions)	Less than 3 months	3 to 6 months	6 to 12 months	Over 12 months	Total
As at April 30, 2023	54,898	31,884	53,287	109,414	249,483
As at October 31, 2022	46,792	28,826	55,288	99,569	230,475